Annual Total Returns - Class A	Sep. 30, 2022
Delaware Covered Call Strategy Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2017	10.94%
2018	(10.83%)
2019	21.65%
2020	(1.37%)
2021	16.98%
2022	(9.45%)
Delaware Equity Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	29.58%
2014	7.93%
2015	(1.50%)
2016	12.86%
2017	15.07%
2018	(8.73%)
2019	22.63%
2020	(0.38%)
2021	21.36%
2022	3.15%
Delaware Global Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	25.94%
2014	4.35%
2015	2.20%
2016	1.26%
2017	23.73%
2018	(11.13%)
2019	21.55%
2020	7.70%
2021	7.67%
2022	(11.61%)
Delaware Growth and Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	37.08%
2014	7.21%
2015	(3.52%)
2016	9.43%
2017	18.09%
2018	(10.45%)
2019	25.15%
2020	(0.08%)
2021	21.50%
2022	3.09%
Delaware Hedged U.S. Equity Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2017	12.26%
2018	(3.22%)
2019	21.86%
2020	15.64%
2021	9.44%
2022	(13.57%)
Delaware Opportunity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	43.83%
2014	5.71%
2015	(1.18%)
2016	7.87%
2017	18.67%
2018	(15.78%)
2019	29.50%
2020	0.08%
2021	31.05%
2022	(9.55%)
Delaware Premium Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2019	9.87%
2020	(1.66%)
2021	10.19%
2022	(0.98%)
Delaware Total Return Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	20.15%
2014	5.60%
2015	(1.96%)
2016	6.32%
2017	11.65%
2018	(7.80%)
2019	18.78%
2020	2.33%
2021	16.61%
2022	(10.32%)